EQUITY BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock based compensation	$ 144,000
Stock issued for services rendered	2,032,275
Equity based compensation	$ 2,176,275
QPAGOS Corporation - Parent Company [Member]
Stock based compensation		$ 288,000
Stock issued for services rendered		658,577
Equity based compensation		$ 946,577